SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Sep. 30, 2019	Aug. 31, 2019	Sep. 30, 2018
Property, Plant and Equipment [Line Items]
Concentration risk benchmark description		two research and development vendors made up greater than 10% individually, and 38% and 65% in aggregate
Depreciation		$ 0.0	$ 0.0
Proceeds from issuance of debt	$ 8.5			$ 15.9
Grants receivable		$ 2.2			$ 10.7		$ 5.4	$ 5.1	$ 5.4
Year 1 [Member]
Property, Plant and Equipment [Line Items]
Grants receivable								2.1	3.2
Contribution of grants									1.1
Year 2 [Member]
Property, Plant and Equipment [Line Items]
Grants receivable								$ 3.0	$ 2.2
Year 3 [Member]
Property, Plant and Equipment [Line Items]
Grants receivable						$ 2.8
Year 4 [Member]
Property, Plant and Equipment [Line Items]
Grants receivable					$ 2.8
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives		5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment estimated useful lives		6 years